Asset Acquisitions	12 Months Ended
Dec. 31, 2022
Asset Acquisition [Abstract]
Asset Acquisitions
5. Asset Acquisitions
On March 10, 2021, GIB entered into a Purchase and Sale Agreement with Bonner Property Development, LLC, pursuant to which, the Company purchased certain mining and power-related equipment for a cash purchase price of $123.